Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.04%
Biotechnology–28.88%
AbbVie, Inc.	25,391	$5,522,289
Alnylam Pharmaceuticals, Inc.(b)	1,741	576,045
argenx SE, ADR (Netherlands)(b)	6,892	5,032,883
Arrowhead Pharmaceuticals, Inc.(b)	7,737	485,110
Ascendis Pharma A/S, ADR (Denmark)(b)	7,074	1,618,036
BeOne Medicines Ltd., ADR(b)	1,685	500,395
BridgeBio Pharma, Inc.(b)	28,134	2,089,231
Caris Life Sciences, Inc.(b)	14,375	257,025
Cogent Biosciences, Inc.(b)	9,662	371,890
Cytokinetics, Inc.(b)	6,260	412,597
Dianthus Therapeutics, Inc.(b)	4,361	365,975
Gilead Sciences, Inc.	43,847	6,110,956
Halozyme Therapeutics, Inc.(b)	20,180	1,304,233
Insmed, Inc.(b)	15,670	2,562,358
Ionis Pharmaceuticals, Inc.(b)	13,962	1,048,407
Madrigal Pharmaceuticals, Inc.(b)(c)	2,753	1,441,113
Mirum Pharmaceuticals, Inc.(b)	2,424	223,929
Natera, Inc.(b)	11,191	2,238,088
Nuvalent, Inc., Class A(b)	4,325	443,096
Palvella Therapeutics, Inc.(b)	2,691	335,433
Protagonist Therapeutics, Inc.(b)(c)	13,525	1,425,535
Regeneron Pharmaceuticals, Inc.	3,228	2,494,082
Revolution Medicines, Inc.(b)	4,495	437,139
Rhythm Pharmaceuticals, Inc.(b)	3,992	347,184
Twist Bioscience Corp.(b)(c)	9,702	461,039
United Therapeutics Corp.(b)(c)	2,998	1,777,754
Vertex Pharmaceuticals, Inc.(b)	6,623	2,957,434
		42,839,256
Health Care Distributors–8.94%
Cardinal Health, Inc.	11,823	2,498,318
Cencora, Inc.	17,242	5,416,402
McKesson Corp.	6,187	5,353,982
		13,268,702
Health Care Equipment–7.55%
Boston Scientific Corp.(b)	26,142	1,640,411
Edwards Lifesciences Corp.(b)	20,667	1,655,013
Globus Medical, Inc., Class A(b)	11,395	981,793
IDEXX Laboratories, Inc.(b)	3,792	2,130,687
Intuitive Surgical, Inc.(b)	3,973	1,831,513
IRhythm Holdings, Inc.(b)	4,175	492,734
LeMaitre Vascular, Inc.	5,730	625,544
STERIS PLC	4,309	952,849
Stryker Corp.	1,391	457,069
TransMedics Group, Inc.(b)(c)	4,371	434,521
		11,202,134
Health Care Facilities–4.05%
Encompass Health Corp.	14,073	1,361,281
HCA Healthcare, Inc.	6,432	3,043,880
Tenet Healthcare Corp.(b)	8,514	1,606,677
		6,011,838
Shares		Value
Health Care REITs–2.09%
Welltower, Inc.	15,671	$3,098,314
Health Care Services–6.24%
BillionToOne, Inc.(b)(c)	1,921	151,644
BrightSpring Health Services, Inc.(b)	62,746	2,673,607
CVS Health Corp.	19,815	1,423,113
GeneDx Holdings Corp.(b)(c)	6,601	423,916
Guardant Health, Inc.(b)	24,692	2,280,800
Labcorp Holdings, Inc.	3,544	945,575
Quest Diagnostics, Inc.	4,671	915,423
RadNet, Inc.(b)	7,870	439,854
		9,253,932
Health Care Supplies–0.89%
Medline, Inc., Class A(b)	29,508	1,313,106
Health Care Technology–0.26%
Heartflow, Inc.(b)(c)	15,766	383,587
Life Sciences Tools & Services–4.98%
BioLife Solutions, Inc.(b)	19,732	376,486
Bio-Techne Corp.	5,823	304,310
Charles River Laboratories International, Inc.(b)	964	166,290
Lonza Group AG (Switzerland)	1,915	1,228,508
Medpace Holdings, Inc.(b)	1,616	775,987
Mettler-Toledo International, Inc.(b)	1,363	1,719,016
Repligen Corp.(b)	4,183	492,841
Thermo Fisher Scientific, Inc.	4,714	2,317,072
		7,380,510
Managed Health Care–2.09%
Alignment Healthcare, Inc.(b)	40,222	708,712
HealthEquity, Inc.(b)	3,741	312,635
UnitedHealth Group, Inc.	7,708	2,085,708
		3,107,055
Pharmaceuticals–30.07%
AstraZeneca PLC (United Kingdom)	32,828	6,474,338
Axsome Therapeutics, Inc.(b)	11,411	1,928,687
Eli Lilly and Co.	14,751	13,567,527
Galderma Group AG, Class A (Switzerland)	6,470	1,271,573
Johnson & Johnson	35,303	8,629,465
Ligand Pharmaceuticals, Inc.(b)	5,939	1,185,721
Merck & Co., Inc.	27,966	3,364,030
Phathom Pharmaceuticals, Inc.(b)	24,059	267,296
Rapport Therapeutics, Inc.(b)	14,308	447,697
Royalty Pharma PLC, Class A	57,339	2,750,552
Sandoz Group AG (Switzerland)	22,014	1,724,817
Tarsus Pharmaceuticals, Inc.(b)	10,074	706,691
UCB S.A. (Belgium)	7,580	2,283,830
		44,602,224
Total Common Stocks & Other Equity Interests (Cost $95,503,214)		142,460,658
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–3.78%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	1,919,183	$1,919,183
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	3,680,431	3,680,431
Total Money Market Funds (Cost $5,599,614)		5,599,614
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $101,102,828)		148,060,272
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.00%
Invesco Private Government Fund, 3.63%(d)(e)(f)	1,653,340	1,653,340
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	4,282,136	$4,282,564
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,935,904)		5,935,904
TOTAL INVESTMENTS IN SECURITIES–103.82% (Cost $107,038,732)		153,996,176
OTHER ASSETS LESS LIABILITIES—(3.82)%		(5,661,921)
NET ASSETS–100.00%		$148,334,255
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,395,079	$5,243,655	$(4,719,551)	$-	$-	$1,919,183	$16,516
Invesco Treasury Portfolio, Institutional Class	2,707,097	9,738,217	(8,764,883)	-	-	3,680,431	31,451
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,993,793	17,746,254	(18,086,707)	-	-	1,653,340	16,017*
Invesco Private Prime Fund	5,183,957	21,123,836	(22,023,735)	-	(1,494)	4,282,564	39,579*
Total	$11,279,926	$53,851,962	$(53,594,876)	$-	$(1,494)	$11,535,518	$103,563

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$135,951,930	$6,508,728	$—	$142,460,658
Money Market Funds	5,599,614	5,935,904	—	11,535,518
Total Investments	$141,551,544	$12,444,632	$—	$153,996,176
Invesco V.I. Health Care Fund